Total
PSF Avantis Balanced Allocation Portfolio
PSF Avantis Balanced Allocation Portfolio
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PSF Avantis Balanced Allocation Portfolio		Class D	Class P
Management Fee		0.20%	0.20%
Distribution (12b-1) and Service Fee		0.25%	none
Other Expenses		0.03%	0.03%
Acquired Fund Fees and Expenses	[1]	0.21%	0.21%
Total Annual Fund Operating Expenses		0.69%	0.44%
Less Fee Waiver	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver		0.63%	0.38%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.06% of its management fee through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - PSF Avantis Balanced Allocation Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class D	64	215	378	853
Class P	39	135	240	549

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 128% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in eligible third-party mutual funds, exchange-traded funds (“ETFs”) and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”). Currently, all of the Balanced Allocation Underlying Funds are advised by American Century Investment Management, Inc. (“American Century”), including through its division Avantis Investors (Avantis Investors and American Century are referred to together in this Prospectus as “Avantis”). Avantis is not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA may change any or all of the Balanced Allocation Underlying Funds, including to funds offered by another investment adviser, at any time in its investment discretion.

The Balanced Allocation Underlying Funds invest in U.S. and foreign equity and debt instruments. Under normal market conditions, the Fund’s exposure to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
35-45%	55-65%

Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a two-step process that includes:

(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 20 year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The broad asset class allocations, along with the allocations for the asset class categories, are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic and developed international equities, which may include small-capitalization and large-capitalization equities that may employ growth strategies. The broad debt asset class includes asset class categories such as investment grade bonds and international debt of developed markets of varying durations.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

PLFA then determines the amount of Fund assets to invest in a Balanced Allocation Underlying Fund (if any) in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

(2) Balanced Allocation Underlying Fund Oversight — PLFA monitors and evaluates the Balanced Allocation Underlying Funds on an ongoing basis, including an analysis of the investment risks of the Balanced Allocation Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current Balanced Allocation Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA considers periodic adjustments to the Fund’s allocations as a result of this analysis. PLFA will also monitor the available Balanced Allocation Underlying Funds for potential reallocation of Fund assets and/or substitution of Balanced Allocation Underlying Funds should PLFA consider such Balanced Allocation Underlying Funds to be more appropriate for the Fund’s investment. In general, PLFA does not anticipate engaging in frequent adjustments to the Fund’s allocations and will not attempt to time the market. As such, portfolio turnover for the Fund is anticipated to be relatively low.

Investments of the Balanced Allocation Underlying Funds that invest primarily in equity instruments include: growth stocks; large- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated).

Investments of the Balanced Allocation Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency denominated); and debt instruments of varying duration (short, intermediate and long-term).

Certain Balanced Allocation Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including credit default swaps). A Balanced Allocation Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk, or to seek to enhance investment returns.

The Fund, through the Balanced Allocation Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

Certain Balanced Allocation Underlying Funds may lend their portfolio securities to generate additional income.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Balanced Allocation Underlying Fund, subject to applicable regulatory limits. PLFA has sole discretion in selecting the Balanced Allocation Underlying Funds for investment and may adjust the Fund’s allocations to the Balanced Allocation Underlying Funds as it deems appropriate to meet the Fund’s investment goal.

For additional information about the Fund, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark, the PSF Avantis Balanced Allocation Composite Benchmark (formerly named the PSF DFA Balanced Allocation Composite Benchmark), is comprised of 45%

S&P 500, 40% Bloomberg US Aggregate Bond and 15% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class D shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

PLFA selected Balanced Allocation Underlying Funds managed by Avantis beginning November 1, 2022. PLFA selected Balanced Allocation Underlying Funds managed by another firm before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.15%; Q1 2020: (14.71%)
Average Annual Total Returns(For the periods ended December 31, 2022)
Average Annual Returns - PSF Avantis Balanced Allocation Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class D	Class D (incepted April 29, 2016)	(14.99%)	3.79%	5.60%	Apr. 29, 2016
Class P	Class P (incepted October 31, 2019)	(14.78%)		3.59%	Oct. 31, 2019
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	(18.11%)	9.42%	11.78%	Apr. 29, 2016
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	(13.01%)	0.02%	0.43%	Apr. 29, 2016
PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	(15.23%)	4.79%	6.39%	Apr. 29, 2016